Long-Term Employee Benefit Liabilities - Schedule of Company's Defined Benefit Pension Plans (Parenthetical) (Detail) - Pension Plan, Defined Benefit [Member]	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Defined Benefit Plan Disclosure [Line Items]
Equity securities		58.00%
Fixed income securities		41.00%
Cash and cash equivalents		1.00%
Total		100.00%
Scenario, Forecast [Member]
Defined Benefit Plan Disclosure [Line Items]
Total	100.00%
Minimum [Member] | Scenario, Forecast [Member]
Defined Benefit Plan Disclosure [Line Items]
Equity securities	40.00%
Fixed income securities	30.00%
Cash and cash equivalents	0.00%
Maximum [Member] | Scenario, Forecast [Member]
Defined Benefit Plan Disclosure [Line Items]
Equity securities	80.00%
Fixed income securities	50.00%
Cash and cash equivalents	10.00%